STATUTORY RESERVE	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
STATUTORY RESERVE
6. STATUTORY RESERVE

The Company is required to make appropriations to certain non-distributable reserve funds.

Pursuant to the China Company Laws, the Company which is a domestically funded enterprise, has to make appropriations from their after-tax-profit under PRC GAAP to non-distributable reserve funds, including a statutory surplus fund and a discretionary surplus fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as a statutory surplus fund until such appropriations for the fund equal 50% of the registered capital of the applicable entity. The appropriation for the discretionary surplus fund is at the Company’s discretion as determined by the Board of Directors of each entity.

Statutory surplus funds and discretionary surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company.

As of December 31, 2013 and March 31, 2014, there was no profit appropriation to the statutory surplus fund.

5. STATUTORY RESERVE

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC ("PRC GAAP") at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

The Company did not make any appropriations to the reserve funds mentioned above as the Company has net operating losses for the year ended December 31, 2013, respectively.